PROMISSORY NOTE GREENLAND (Details Narrative) - Pelican Holdco Inc [Member] - USD ($)	1 Months Ended	4 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Nov. 24, 2025
Promissory note		$ 59,740	$ 200,000
Transaction costs	$ 30,000	72,779
Promissory Note [Member]
Promissory note		$ 132,519